Expense Example - Voya Growth and Income Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,563
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	978
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,271
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	$ 1,443